Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

Subsequently Completed Repurchases and Exchanges

As discussed in Note 1 – Nature of Business and Significant Accounting Policies above, on November 6, 2024 the Company completed the previously-announced private exchanges of $91.5 million in aggregate principal amount of the 2025 Convertible Notes held by certain holders of the 2025 Convertible Notes pursuant to binding term sheets that were previously entered into with such holders, including the binding term sheets entered into on June 28, 2024 with North Sound Partners and Golden Harbor Ltd. In connection with the Subsequently Completed Repurchases and Exchanges, the Company issued to these noteholders in concurrent private placement transactions an aggregate of (i) approximately 2.4 million shares of the Company’s Common Stock, (ii) approximately $40.9 million in principal amount of New Senior Secured Notes, and (iii) warrants to purchase an aggregate of approximately 2.1 million shares of the Company’s Common Stock.

The New Senior Secured Notes bear interest at 9.0% per annum, to be paid in cash, in arrears, and on a semi-annual basis, and will have a maturity date of May 1, 2029. The New Notes are secured by a first priority lien on substantially all of Company’s assets.

The warrants have exercise prices ranging from $11.27 to $15.77 per share of Common Stock, subject to adjustment for stock splits, reverse stock splits, stock dividends and similar transactions. The warrants expire four years from the date of issuance and will be exercisable on a cash basis.

Affiliates of two of the noteholders involved in the Subsequently Completed Repurchases and Exchanges - Golden Harbor Ltd. and North Sound Partners - may be deemed to beneficially own more than 5% of the Company’s outstanding Common Stock. James B. Avery, a member of the Company’s Board of Directors, currently serves as Senior Managing Director of Tavistock Group, an affiliate of Golden Harbor Ltd.